Subsequent Events (Notes)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
SUBSEQUENT EVENTS

No material events have occurred since June 30, 2013 that require recognition or disclosure in the financial statements, except as follows:

On July 25, 2013 and August 12, 2013, the Company entered into unsecured loan agreements with Brian W. Brady, a director of the Company. Pursuant to these agreements, the Company received short-term loans totaling $350,000 due on August 31, 2013. The notes bear interest at 7% per annum with a default rate of interest at 12% based on a 360-day year.

SUBSEQUENT EVENTS

No material events have occurred since December 31, 2012 that require recognition or disclosure in the financial statements, except as follows:

The Company entered into an agreement with a firm who will provide investor relations services for the Company for twelve months beginning January 3, 2013. In accordance with the agreement, the Company will pay the firm $4,000 per month for twelve months beginning January 2013 and will issue 100,000 shares of common stock on or before January 15, 2013 and another 100,000 shares of common stock on or before July 15, 2013.

On February 4, 2013, the Company satisfied all of its remaining obligations under its $550,000 senior secured promissory note when the noteholders converted the final balance owed of $112,150 into 773,983 shares of common stock at an average conversion rate of $.145 per share.

On February 6, 2013, the Company's Board of Directors and holders of a majority of the outstanding shares of common stock of the Company approved an increase in the number of authorized shares of common stock of the Company from 12,500,000 shares to 100,000,000 shares (the “Share Increase”). The Company amended its Articles of Incorporation to effect the Share Increase by filing a Certificate of Amendment with the Nevada Secretary of State on February 11, 2013. Additionally, on February 6, 2013, the Board amended its May 2011 Plan to increase the number of common shares available for issuance thereunder from 613,715 shares to 11,613,715 shares.

On March 1, 2013, the Company entered into a secured credit facility agreement with Bridge Bank, N.A. of San Jose, California. Pursuant to this agreement, the Company may submit requests for funding up to 80% of its eligible accounts receivable up to a maximum advance of $1.5 million. The agreement requires the Company to pay an annual facility fee of $7,500 (0.5% of the credit facility) and an annual due diligence fee of $1,000. Interest accrues on the advances at the prime rate plus 2% per annum. The default rate of interest is prime plus 7%. If the agreement is terminated prior to March 1, 2014, then the Company will be required to pay a termination fee of $18,750 (1% of the credit limit divided by 80%). As of March 22, 2013, the Company had $185,470 outstanding under this agreement.

On March 18, 2013, the Company entered into an agreement with a consultant to provide business advisory and support services. In exchange for the services, the Company granted the consultant a stock option to purchase 1,000,000 shares of common stock at an exercise price of $0.25 per share. The option vests in equal quarterly installments of 62,500 over 4 years beginning on March 18, 2013 and expires 10 years after the date of grant. Additionally, the Company will accrue a fee of $10,000 per month that will become due and payable after the Company raises gross proceeds of at least $1,000,000 through new debt or equity financing. This agreement may be terminated at any time by either party without penalty and all accrued but unpaid fees will be immediately due and payable. Upon a termination of the consulting agreement, the option agreement will be canceled as to any unvested options and all accrued and vested options will be deemed as earned and owed.